Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	LOTON, CORP
Entity Central Index Key	0001491419
Trading Symbol	LIVX
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Smaller Reporting Company